Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Corporate tax rates	23.00%	23.00%
Amount of approximately (in Dollars)			$ 96,385,000
Statutory tax rate	23.00%	23.00%
Effective tax rate	0.00%	0.00%
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Liability, Income Tax Benefit (in Dollars)		$ 0.23